Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2018
Registrant Name	BNY Mellon Absolute Insight Funds, Inc.
Central Index Key	0001635295
Amendment Flag	false
Document Creation Date	Aug. 27, 2018
Document Effective Date	Aug. 31, 2018
Prospectus Date	Aug. 31, 2018
BNY Mellon Insight Core Plus Fund | Class A
Prospectus:
Trading Symbol	DCPAX
BNY Mellon Insight Core Plus Fund | Class C
Prospectus:
Trading Symbol	DCPCX
BNY Mellon Insight Core Plus Fund | Class I
Prospectus:
Trading Symbol	DCPIX
BNY Mellon Insight Core Plus Fund | Class Y
Prospectus:
Trading Symbol	DCPYX